April 18, 2013

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:         Vanguard Variable Insurance Funds (the Trust)

                File No. 33-32216

Commissioners:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 65 to the Trust’s Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust’s 64th Post-Effective Amendment.  Post-Effective Amendment No. 64 was filed under Rule 485(a) on January 31, 2013 to add CRSP US Mid Cap Index as the new target index for the Vanguard Mid-Cap Index Portfolio, and to effect a number of non-material editorial changes. We requested that Post-Effective Amendment No. 64 become effective on April 19, 2013.

The contents of Post-Effective Amendment No 64 are hereby incorporated by reference into this filing, which we propose to become effective on April 30, 2013. We will file a 485(b) filing on or about April 30, 2013, that will address comments of the Commission’s staff regarding the prior amendment, update the Trust’s Registration Statement to include financial information for the fiscal period ended December 31, 2012, and make a number of non-material editorial changes. Please contact me at (610) 669-1538 with any questions or comments that you have concerning this amendment or the requested effective date.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc:  Rebecca Marquigny, Esq.

       U.S. Securities & Exchange Commission